Product Warranty	12 Months Ended
Mar. 01, 2014
Product Warranty
PRODUCT WARRANTY
The Company estimates its warranty costs at the time of revenue recognition based on historical experience and expectations of future return rates and unit warranty repair costs. The warranty accrual balance is reviewed quarterly to establish that it materially reflects the remaining obligation based on the anticipated future expenditures over the balance of the obligation period. Adjustments are made when the actual warranty claim experience differs from estimates. The warranty accrual is included in accrued liabilities on the Company’s consolidated balance sheets.
The change in the Company’s warranty expense and actual warranty experience from February 26, 2011 to March 1, 2014 as well as the accrued warranty obligations are set forth in the following table:

Accrued warranty obligations as at February 26, 2011	$459
Actual warranty experience during fiscal 2012	(685)
Fiscal 2012 warranty provision	622
Adjustments for changes in estimate	12
Accrued warranty obligations as at March 3, 2012	408
Actual warranty experience during fiscal 2013	(474)
Fiscal 2013 warranty provision	392
Adjustments for changes in estimate	(8)
Accrued warranty obligations as at March 2, 2013	318
Actual warranty experience during fiscal 2014	(357)
Fiscal 2014 warranty provision	270
Adjustments for changes in estimate	(27)
Accrued warranty obligations as at March 1, 2014	$204